Fair values of financial instruments not carried at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 269,168	£ 255,421
Non-derivative financial liabilities	409,835	363,097
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	20,836	32,188
Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	2
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	215,948	205,241
Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	20,478
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	32,901	27,259
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	15,337	14,713
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,109	10,784
Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72,614	91,177
Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	21,067
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	53,949	54,448
Repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	208
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,248	10
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	20,900	32,102
Fair value | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	2
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	215,955	205,236
Fair value | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	20,393
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	32,902	27,259
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,112	10,786
Fair value | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	131
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72,495	91,276
Fair value | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,481
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	53,949	54,448
Fair value | Repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	208
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,192	10
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
Fair value | Level 1 | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
Fair value | Level 1 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,336	2
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	20,900	32,102
Fair value | Level 2 | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	2
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	215,955	205,236
Fair value | Level 2 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	20,393
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	32,901	27,259
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,112	10,786
Fair value | Level 2 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	131
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 2 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	53,949	54,448
Fair value | Level 2 | Repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	208
Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	848	0
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
Fair value | Level 3 | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
Fair value | Level 3 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 3 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	72,495	91,276
Fair value | Level 3 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,481
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 3 | Repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8	8
At cost | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	7,268	9,428
At cost | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	1,100
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	14,528	12,488
At cost | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	7,256	9,430
At cost | Fair value | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	1,100
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	14,434	13,118
At cost | Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
At cost | Fair value | Level 1 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0	0
At cost | Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	7,124	9,286
At cost | Fair value | Level 2 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	1,100
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	14,434	13,118
At cost | Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	132	144
At cost | Fair value | Level 3 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Non-derivative financial liabilities	£ 0	£ 0